ACQUISITIONS	12 Months Ended
Dec. 31, 2019
ACQUISITIONS
13. ACQUISITIONS
N&S Supply of Fishkill, Inc.
On November 26, 2019, one of our wholly owned subsidiaries acquired certain assets and assumed certain liabilities of N&S Supply of Fishkill, Inc., a distributor of air conditioning, heating and plumbing products operating from seven locations in New York and Connecticut. The purchase price was composed of cash consideration of $12,000, the issuance of 22,435 shares of Common stock having a fair value of $4,032 and the payment of certain indebtedness. The purchase price resulted in the recognition of $2,722 in goodwill. The tax basis of the acquired goodwill recognized is deductible for income tax purposes over 15 years.
Peirce-Phelps, Inc.
On August 1, 2019, Carrier Enterprise I acquired substantially all the
HVAC
assets and assumed certain of the liabilities of Peirce-Phelps, Inc. (“PPI”), an HVAC distributor operating from 19 locations in Pennsylvania, New Jersey, and Delaware, for $85,000 less certain average revolving indebtedness. Consideration for the net purchase price consisted of $10,000 in cash, 372,543 shares of Common stock having a fair value of $58,344
,
net of a discount for lack of
marketability,

and the payment of certain average revolving indebtedness. Carrier contributed cash of $17,000 to Carrier Enterprise I in connection with the acquisition of PPI.
The purchase price resulted in the recognition of $28,884 in goodwill and intangibles. The fair value of the identified intangible assets was $19,000 and consisted of $13,500 in trade names and distribution rights
,
and $5,500 in customer relationships to be amortized over a
n
18
-
year period. The tax basis of the acquired goodwill recognized is deductible for income tax purposes over 15 years.
The table below presents the allocation of the total consideration to tangible and intangible assets acquired
 and
 liabi
l
ities assumed from the acquisition of PPI based on the respective fair values as of August 1, 2019:

Cash and cash equivalents	$4,299
Accounts receivable	30,719
Inventories	45,491
Other current assets	135
Property and equipment	2,544
Operating lease right-of-use assets	19,072
Goodwill	9,884
Intangibles	19,000
Other assets	299
Accounts payable	(11,079)
Accrued expenses and other current liabilities	(13,038)
Operating lease liabilities, net of current portion	(14,100)

Total	$93,226

Dunphey & Associates Supply Co., Inc
.
On April 2, 2019, one of our wholly owned subsidiaries acquired certain assets and assumed certain liabilities of Dunphey & Associates Supply Co., Inc., a distributor of air conditioning and heating products operating from seven locations in New Jersey, New York and Connecticut
,
for cash consideration of $16,758 and the issuance of 50,952 shares of Common stock having a fair value of $6,891
,
net of a discount for lack of marketability. The purchase price resulted in the recognition of $8,974 in goodwill and intangibles. The fair value of the identified intangible assets was $5,300 and consisted of $2,500 trade names and trademarks
,
and $2,800 in customer relationships to be amortized over a 15
-
year period. The tax basis of the acquired goodwill recognized is deductible for income tax purposes over 15 years
.
Other Acquisitions
On August 23, 2018, one of our wholly owned subsidiaries acquired Alert Labs, Inc., a technology company based in Ontario, Canada for cash consideration of $5,889 and the issuance of 23,873 shares of Common stock having a fair value of $3,991, net of a discount for lack of marketability, less $171 related to our previously held equity interest. In addition, 23,230 shares of Common stock having a fair value of $3,026 were issued into escrow as contingent consideration, all of which are subject to certain performance metrics within a three-year measurement period. The purchase price resulted in the recognition of $15,403 in goodwill and intangibles. The fair value of the identified intangible assets was $1,640 and consisted of $1,600 in patented and unpatented technologies and $40 in customer relationships to be amortized over a seven-year period. The tax basis of the acquired goodwill recognized is not deductible for income tax purposes.
On November 30, 2018, one of our wholly owned subsidiaries acquired certain assets and assumed certain liabilities of a wholesale distributor of air conditioning and heating products operating from three locations in North Carolina.
The results of operations of these acquisitions have been included in the consolidated financial statements from their respective dates of acquisition. The pro forma effect of the acquisitions was
not deemed significant to the consolidated financial statements.